Submission	Sep. 20, 2024
Submission [Line Items]
Central Index Key	0000717423
Registrant Name	Murphy Oil Corporation
Registration File Number	333-260287
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES